U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.   Name and address of issuer:

     The EAI Select Managers Equity Fund  200 Connecticut Av    Norwalk, CT
                                                                06854-1958

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2.   Name of each series or class of funds for which this notice is filed:


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3.   Investment Company Act File Number:     811-9112

     Securities Act File Number:        33-98164

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4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration

                                                                            [ ]
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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see instruction A.6):

     N/A

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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933, other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2:

     None

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9.   Number and aggregate sale price of securities sold during the fiscal year:

     10,334,637 shares         $104,789,628

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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     10,334,637 shares         $104,789,628

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

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11.  Number and  aggregrate  sale price of  securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     414,553 shares            $4,485,469

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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year in reliance
            on rule 24f-2 (from Item 10):              $       104,789,628
                                                       -------------------
     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):       +         4,485,469
                                                       -------------------
     (iii)  Aggregate price of shares redeemed
            or repurchased during
            the fiscal year (if applicable):           -        27,607,060
                                                       -------------------
     (iv)   Aggregate price of shares redeemed
            or repurchased and previously applied
            as a reduction to filing fees pursuant
            to rule 24e-2 (if applicable):             +               -0-
                                                       -------------------
     (v)    Net aggregate  price of securities sold
            and issued during the fiscal
            year in reliance on rule 24f-2 [line (i),
            plus line (ii), less line
            (iii), plus line (iv)] (if applicable):             81,668,037
                                                       -------------------
     (vi)   Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation
            (see Instruction C.6):                     x        1/33 of 1%
                                                       -------------------
     (vii)  Fee due [line (i) or line (v) multiplied
            by line (vi)]:                                       24,747.89
                                                       ===================
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Instruction:  Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 21, 1997

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*      /s/ Peter P. Gwiazdowski
                                    -----------------------------------
                                    Treasurer
                                    -----------------------------------

     Date
          ----------------------

  *Please print the name and title of the signing officer below the signature.

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


                                                              February 21, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  EAI Select Managers Equity Fund


Ladies and Gentlemen:

     We have acted as counsel to the EAI Select Managers Equity Fund, a Massachusetts business trust ("the Fund"), and have been asked to render this opinion to you in connection with the filing by the Fund of its annual Rule 24f-2 Notice under the Investment Company Act of 1940, as amended.

     We have examined such documents and questions of law as we deemed necessary to render this opinion, and we have examined originals or uncertified copies of the following documents:

     a.   the Fund's Declaration of Trust dated September 27, 1995;

     b. the First Amendment to the Fund's Declaration of Trust dated December 11, 1995;

     c.   the Fund's By-Laws dated September 28, 1995;

     d.   the minutes of the meetings of the Fund's Board of Trustees;

     e. the Fund's registration statement on Form N-1A (as amended through the second post-effective amendment to that registration statement); and

     f. the Rule 24f-2 Notice with respect to the shares of the Fund sold by the Fund during the fiscal year ended December 31, 1996 (the "Shares").

Securities and Exchange Commission
February 21, 1997
Page 2

     We have assumed the authenticity of all documents submitted to us as originals, the genuineness of all signatures, the legal capacity of natural persons and the conformity to the originals of all documents submitted to us as copies. In addition, we have assumed without verification that all of the shares have been issued, sold and paid for in accordance with the Fund's Declaration of Trust and with the Fund's registration statement as in effect at the time of sale.

     The opinions set forth herein are based upon the laws of the Commonwealth of Massachusetts and the Federal laws of the United States, and no opinion is expressed as to the law of any other jurisdiction.

     Based on and subject to the foregoing, we are of the opinion that the Shares were legally issued by the Fund and are fully paid and nonassessable.

                                    Very truly yours,


                                    /s/
                                    ------------------------
                                    DAY, BERRY & HOWARD

MLB:PNB